INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2023
Disclosure Of Interest-bearing Loans And Borrowings [Abstract]
INTEREST-BEARING LOANS AND BORROWINGS
23.	INTEREST-BEARING LOANS AND BORROWINGS

The carrying value of interest-bearing loans, borrowings and related balances is as follows:

	December 31, 2023 US$’000	December 31, 2022 US$’000
Current liabilities
Exchangeable senior notes	210	210

Total	210	210

	December 31, 2023 US$’000	December 31, 2022 US$’000
Non-Current liabilities
Senior secured term loan	40,109	44,301
Derivative financial liability	526	1,569
Convertible note	14,542	13,746

Total non-current liabilities	55,177	59,616

	December 31, 2023 US$’000	December 31, 2022 US$’000
Non-Current assets
Derivative financial asset	178	128

Total non-current assets	178	128

Exchangeable senior notes

In January 2022, the Company retired approximately US$99.7 million of the Exchangeable Notes as part of a debt re-financing. This represented approximately 99.7% of the total Exchangeable Notes. Consideration was in cash and an issue of ‘A’ Ordinary shares. The cash paid was US$86.73 million with each holder that was party to the agreement receiving US$0.87 of cash per US$1 nominal value of the Exchangeable Notes. The shares consideration was 1,066,600 ADSs (21,332,000 ‘A’ Ordinary shares) representing the equivalent of US$0.40 of the Company’s ADS (based upon the 5-day trailing VWAP of the ADSs on NASDAQ on December 10, 2021, discounted by 13%) per US$1 nominal value of the Exchangeable Notes, as partial consideration for the exchange of the Exchangeable Notes. The shares consideration is valued at US$6.1 million based on market price on the date of issue.

The Exchangeable Notes were treated as a host debt instrument under IFRS with embedded derivatives attached. The embedded derivatives related to a number of put and call options which were measured at fair value in the consolidated statement of operations. On initial recognition in 2015, the host debt instrument was recognised at the residual value of the total net proceeds of the note issue less fair value of the embedded derivatives. Subsequently, the host debt instrument was measured at amortised cost using the effective interest rate method.

At date of disposal, the carrying value of the extinguished Exchangeable Notes was US$83.2m. As the IFRS measure of consideration was higher by US$9.7 million, the resulting loss on disposal was recorded as a financial expense in the year ended December 31, 2022. The remaining nominal value of the Exchangeable Notes at December 31, 2023 is US$210,000 and this is shown within Current Liabilities.

The movement in the exchangeable notes balance was as follows:

	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	(210)	(83,312)
Accretion interest	-	(83)
Repaid to Note holders	-	86,730
Shares issued to Note holders as consideration	-	6,133
Loss on disposal	-	(9,678)

Liability	(210)	(210)

Senior secured term loan

The Company and its subsidiaries entered into a US$81.3 million senior secured term loan credit facility in December 2021 with Perceptive, an investment manager with an expertise in healthcare. The Term Loan was drawn down in January 2022. The Term Loan is secured by a charge over the Group’s assets. The 48-month Term Loan will mature in January 2026 and accrues interest at an annual rate equal to 11.25% plus the greater of (a) one -month LIBOR (later changed to the Term SOFR Reference Rate effective from October 28, 2022) and (b) one percent per annum, and interest is payable monthly in arrears in cash. In connection with the initial draw down of the Term Loan the Company agreed to issue warrants to Perceptive for 500,000 of the Company’s ADSs. The per ADS exercise price of the Warrants was US$6.50.

The Term Loan can be repaid, in part or in full, at a premium before the end of the four -year term at the discretion of the Company.

In accordance with IFRS accounting standards, the Term Loan is represented by three separate balances in the statement of financial position, US$40.1 million (2022: US$44.3 million) is shown as a non-current liability balance representing the carrying value of the loan, a derivative financial asset estimated at US$0.2 million (2022: US$0.1 million) representing the value to the Company of being able to repay the Term Loan early and potentially refinance at a lower interest rate and a derivative financial liability estimated at US$0.5 million (2022: US$1.6 million) representing the fair value of the warrants issued to Perceptive.

In May 2022, the Company repaid US$34.5 million of the term loan principal and incurred an early payment penalty of approximately US$3.5 million, which has been recorded as a financial expense in the year ended December 31, 2022. In February 2023, the Company announced that it had entered into an amended and restated senior secured Term Loan credit facility to allow for an immediate US$5 million increase to the outstanding Term Loan and provide for a US$20 million facility to fund potential acquisitions. In connection with the increased loan facility, 500,000 warrants originally issued under the Term Loan were repriced, with the Warrants having a per ADS exercise price of US$5.36 compared to their initial per ADS exercise price of US$6.50.

On April 27, 2023, the Company announced that it had closed the sale of our Fitzgerald Industries life sciences supply business, the Company used approximately US$11 million of the proceeds of this sale to repay approximately US$10.1 million of its senior secured debt held by Perceptive plus an approximately US$0.9 million early repayment penalty, which has been recorded as a financial expense in the year ended December 31, 2023. In connection with this transaction, the Company entered an amendment to its senior secured Term Loan credit facility with Perceptive Advisors, which significantly reduced the Company’s minimum revenue covenants under that loan.

During the year ended December 31, 2023 accretion interest of US$1.1 million (2022: US$2.8 million) was accrued to leave a closing carrying value of US$40.1 million at year end (2022: US$44.3 million).

The movement in the Term Loan was as follows:

	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	(44,301)	-
Principal amount loaned	(5,000)	(81,250)
Loan drawdown costs	194	3,551
Derivative financial liability at date of drawdown	90	1,872
Derivative financial asset at date of drawdown	(11)	(202)
Accretion interest	(1,131)	(2,772)
Cash repayment of principal	10,050	34,500

Balance at December 31	(40,109)	(44,301)

In January 2024, as part of the agreement to purchase the Waveform assets we entered into an amended credit agreement with Perceptive. Under this agreement, an additional US$22 million of funding has been made available to us, with US$12.5 million being used to acquire the Waveform assets. The remaining US$9.5 million was made available for general corporate purposes including for the further development of the CGM and biosensor technologies. The Amended Term Loan also provides for additional liquidity of up to US$6.5 million, that may be drawn down between April and December 2024, and can be used for general corporate purposes. In April 2024 the Company drew down additional the funding of US$6.5 million as prescribed in the Amended Term Loan agreement, this funding will be used for general corporate purposes, including the further development of our CGM offering.

Additionally, the amendment reduced the annual rate of interest on the Amended Term Loan, reduced the associated early repayment penalty and reduced the revenue covenants. For more information on this, refer to Note 29, Post Balance Sheet Events.

The fair value of the derivative financial asset is estimated at US$0.2 million at December 31, 2023 (2022: US$0.1 million). The fair value of the derivative financial liability is estimated at US$0.5 million at December 31, 2023 (2022: $1.6 million) The fair value remeasurement for these two derivative financial balances at December 31, 2023, resulted in the recognition of net financial income of US$1.2m (2022: US$0.3m) in the consolidated statement of operations.

The movement in the derivative financial asset in the year was as follows:

	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	128	-
Derivative financial asset at date of drawdown	11	202
Fair value adjustments in the period	39	(74)

Non-current asset at December 31	178	128

The movement in the derivative financial liability in the year was as follows:

	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	(1,569)	-
Derivative financial liability at date of drawdown	(90)	(1,872)
Fair value adjustments in the period	1,133	303

Non-current liability at December 31	(526)	(1,569)

7-year convertible note

In May 2022, the Company announced a US$45.2 million investment from MiCo IVD Holdings, LLC. The investment consists of an equity investment of US$25.2 million and a seven -year, unsecured junior convertible note of US$20.0 million. The convertible note has an interest rate of 1.5%. The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$16.20 for any five consecutive NASDAQ trading days. For further details on the convertible note, refer to the Company’s Form 6-K filings with the SEC on April 11, 2022.

The convertible loan note is accounted for as a compound financial instrument containing both an equity and liability element. The debt component is accounted for at amortised cost in accordance with IFRS 9. At December 31, 2023, the carrying value of the convertible note’s debt component was US$14.5 million (2022: US$13.7 million) and accretion interest of US$0.8 million (2022: US$0.5 million) has been recognised as a financial expense in the year. The equity component of the convertible note is US$6.7 million and has been recorded in the equity section of the statement of financial position as Equity component of convertible note. There is no remeasurement of the equity element following initial recognition.

The movement in the 7-year convertible note in the year was as follows:

	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	(13,746)	-
Principal amount loaned	-	(20,000)
Loan origination costs	-	40
Equity component at date of issue	-	6,709
Accretion interest	(796)	(495)

Non-current liability at December 31	(14,542)	(13,746)